SHARE-BASED PAYMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Description of vesting requirements for share-based payment arrangement	Under this Stock Option Plan, 25% of options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date.
Compensation expense-share-based payment	$ 1,676	$ 22,309	$ 55,176